Registration Nos. 333-235466

811-23500

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 3	☒
(Check appropriate box or boxes.)	☒

NATIXIS ETF TRUST II

(Exact Name of Registrant as Specified in Charter)

888 Boylston Street,

Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip Code)

(617) 449-2822

Registrant’s Telephone Number, including Area Code

Russell Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street

Boston, Massachusetts 02199-8197

(Name and Address of Agent for Service)

Copy to:

John M. Loder, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02116

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NATIXIS ETF TRUST II

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 6th day of October, 2020.

NATIXIS ETF TRUST II

By:	/s/ David L. Giunta
David L. Giunta
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ David L. Giunta
David L. Giunta	President, Chief Executive	October 6, 2020
Officer and Trustee

/s/ Michael C. Kardok
Michael C. Kardok	Treasurer and Principal Financial Officer and	October 6, 2020
Principal Accounting Officer

Kevin P. Charleston*
Kevin P. Charleston	Trustee	October 6, 2020

Kenneth A. Drucker*
Kenneth A. Drucker	Trustee, Chairperson of the Board	October 6, 2020

Edmond J. English*
Edmond J. English	Trustee	October 6, 2020

Richard A. Goglia*
Richard A. Goglia	Trustee	October 6, 2020

Wendell J. Knox*
Wendell J. Knox	Trustee	October 6, 2020

Martin T. Meehan*
Martin T. Meehan	Trustee	October 6, 2020

Maureen B. Mitchell*
Maureen B. Mitchell	Trustee	October 6, 2020

James P. Palermo*
James P. Palermo	Trustee	October 6, 2020

Erik R. Sirri*
Erik R. Sirri	Trustee	October 6, 2020

Peter J. Smail*
Peter J. Smail	Trustee	October 6, 2020

Kirk A. Sykes*
Kirk A. Sykes	Trustee	October 6, 2020

Cynthia L. Walker*
Cynthia L. Walker	Trustee	October 6, 2020

*By:	/s/ Russell Kane
Russell Kane
Attorney-In-Fact [1]
October 6, 2020

[1]

Power of Attorney for Kevin P. Charleston, Kenneth A. Drucker, Edmond J. English, David L. Giunta, Richard A. Goglia, Wendell J. Knox, Martin T. Meehan, Maureen B. Mitchell, James P. Palermo, Erik R. Sirri, Peter J. Smail, Kirk A. Sykes and Cynthia L. Walker dated August 13, 2020, effective September 3, 2020, designating John M. Loder, Russell Kane, Kirk D. Johnson and Michael Kardok as attorneys to sign for each Trustee is incorporated by reference to exhibit (p)(1) to Pre-Effective Amendment No. 2 to the Trust’s Registration Statement filed on September 3, 2020.

Natixis ETF Trust II

Exhibit Index

Exhibit	Exhibit Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase